                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

                            Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY VALUE FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

 NUMBER
   OF
 SHARES                                                                 VALUE
-------                                                             ------------
            COMMON STOCKS (96.5%)
            Airlines (0.5%)
   86,900   Southwest Airlines Co.                                  $  1,422,553
                                                                    ------------
            Aluminum (2.7%)
  257,400   Alcoa, Inc.                                                8,329,464
                                                                    ------------
            Beverages: Alcoholic (0.6%)
   38,440   Anheuser-Busch Companies, Inc.                             1,752,479
                                                                    ------------
            Beverages: Non-Alcoholic (1.6%)
  116,500   Coca-Cola Co. (The)                                        5,011,830
                                                                    ------------
            Broadcasting (2.3%)
  223,600   Clear Channel Communications, Inc.                         6,920,420
                                                                    ------------
            Cable/Satellite TV (1.8%)
  164,900   Comcast Corp. (Class A)*                                   5,398,826
                                                                    ------------
            Catalog/Specialty Distribution (0.7%)
  119,750   Liberty Media Holding Corp. - Interactive
            (Series A)*                                                2,066,885
                                                                    ------------
            Chemicals: Major Diversified (3.0%)
   16,100   Dow Chemical Co. (The)                                       628,383
  155,800   Du Pont (E.I.) de Nemours & Co.                            6,481,280
   43,500   Rohm & Haas Co.                                            2,180,220
                                                                    ------------
                                                                       9,289,883
                                                                    ------------
            Computer Communications (0.6%)
   92,900   Cisco Systems, Inc.*                                       1,814,337
                                                                    ------------
            Computer Processing Hardware (1.2%)
  116,000   Dell Inc.*                                                 2,831,560
   28,700   Hewlett-Packard Co.                                          909,216
                                                                    ------------
                                                                       3,740,776
                                                                    ------------
            Data Processing Services (0.7%)
   13,865   Affiliated Computer Services, Inc. (Class A)*                715,573
   34,000   First Data Corp.                                           1,531,360
                                                                    ------------
                                                                       2,246,933
                                                                    ------------
            Department Stores (0.5%)
   37,816   Federated Department Stores, Inc.                          1,384,066
                                                                    ------------
            Discount Stores (2.2%)
  139,500   Wal-Mart Stores, Inc.                                      6,719,715
                                                                    ------------
            Electric Utilities (1.2%)
   63,100   American Electric Power Co., Inc.                          2,161,175
   23,400   FirstEnergy Corp.                                          1,268,514
    8,100   FPL Group, Inc.                                              335,178
                                                                    ------------
                                                                       3,764,867
                                                                    ------------
            Electronic Components (0.2%)
   64,700   Flextronics International Ltd. (Singapore)*                  687,114
                                                                    ------------
            Electronic Production Equipment (0.4%)
   30,100   KLA-Tencor Corp.                                           1,251,257
                                                                    ------------
            Finance/Rental/Leasing (4.1%)

   27,500   Fannie Mae                                                 1,322,750
  195,400   Freddie Mac                                               11,139,754
                                                                    ------------
                                                                      12,462,504
                                                                    ------------
            Financial Conglomerates (4.3%)
  212,300   Citigroup, Inc.                                           10,241,352
   72,600   JPMorgan Chase & Co.                                       3,049,200
                                                                    ------------
                                                                      13,290,552
                                                                    ------------
            Food: Major Diversified (3.2%)
  136,500   Kraft Foods Inc. (Class A)                                 4,217,850
  255,100   Unilever N.V. (NY Registered Shares)
            (Netherlands)                                              5,752,505
                                                                    ------------
                                                                       9,970,355
                                                                    ------------
            Food: Specialty/Candy (0.0%)
    3,500   Cadbury Schweppes PLC (ADR) (United Kingdom)                 135,870
                                                                    ------------
            Household/Personal Care (1.7%)
   86,500   Kimberly-Clark Corp.                                       5,337,050
                                                                    ------------
            Industrial Conglomerates (0.5%)
   47,300   General Electric Co.                                       1,559,008
                                                                    ------------
            Information Technology Services (0.5%)
   11,500   Accenture Ltd. (Class A) (Bermuda)                           325,680
   16,800   International Business Machines Corp.                      1,290,576
                                                                    ------------
                                                                       1,616,256
                                                                    ------------
            Integrated Oil (0.8%)
   36,800   Total S.A. (ADR) (France)                                  2,411,136
                                                                    ------------
            Investment Banks/Brokers (0.8%)
   36,900   Merrill Lynch & Co., Inc.                                  2,566,764
                                                                    ------------
            Life/Health Insurance (2.2%)
   25,900   AFLAC, Inc.                                                1,200,465
   31,300   Genworth Financial Inc. (Class A)                          1,090,492
   36,400   MetLife, Inc.                                              1,864,044
   44,100   Torchmark Corp.                                            2,677,752
                                                                    ------------
                                                                       6,832,753
                                                                    ------------
            Major Banks (10.6%)
  214,700   Bank of America Corp.                                     10,327,070
   93,200   Bank of New York Co., Inc. (The)                           3,001,040
   10,600   Barclays PLC. (ADR) (United Kingdom)                         485,268
   60,500   PNC Financial Services Group, Inc.                         4,245,285
   18,100   SunTrust Banks, Inc.                                       1,380,306
  102,946   Wachovia Corp.                                             5,567,320
  111,200   Wells Fargo & Co.                                          7,459,296
                                                                    ------------
                                                                      32,465,585
                                                                    ------------
            Major Telecommunications (10.6%)
  505,100   AT&T Inc.                                                 14,087,239
   14,575   Embarq Corp.*                                                597,429
  309,500   Sprint Nextel Corp.                                        6,186,905
  349,200   Verizon Communications, Inc.                              11,694,708
                                                                    ------------
                                                                      32,566,281
                                                                    ------------
            Media Conglomerates (5.4%)
   28,500   CBS Corp. (Class B)                                          770,925
  172,100   Disney (Walt) Co. (The)                                    5,163,000
  125,000   News Corp. (Class B)                                       2,522,500
  283,600   Time Warner, Inc.                                          4,906,280
   92,700   Viacom, Inc. (Class B)*                                    3,322,368
                                                                    ------------
                                                                      16,685,073
                                                                    ------------
            Medical Distributors (0.8%)
   37,100   Cardinal Health, Inc.                                      2,386,643
                                                                    ------------
            Medical Specialties (0.7%)

  120,200   Boston Scientific Corp.*                                   2,024,168
                                                                    ------------
            Movies/Entertainment (0.7%)
   23,950   Liberty Media Holding Corp. - Capital
            (Series A)*                                                2,006,291
                                                                    ------------
            Multi-Line Insurance (1.0%)
   37,600   American International Group, Inc.                         2,220,280
    9,300   Hartford Financial Services Group, Inc. (The)                786,780
                                                                    ------------
                                                                       3,007,060
                                                                    ------------
            Packaged Software (0.6%)
   30,600   McAfee Inc.*                                                 742,662
   53,300   Microsoft Corp.                                            1,241,890
                                                                    ------------
                                                                       1,984,552
                                                                    ------------
            Pharmaceuticals: Major (16.1%)
   73,800   Abbott Laboratories                                        3,218,418
  405,100   Bristol-Myers Squibb Co.                                  10,475,886
  228,900   GlaxoSmithKline PLC (ADR) (United Kingdom)                12,772,620
   11,200   Lilly (Eli) & Co.                                            619,024
  182,700   Pfizer, Inc.                                               4,287,969
   61,400   Roche Holdings Ltd. (ADR) (Switzerland)                    5,099,270
   69,800   Sanofi-Aventis (ADR) (France)                              3,399,260
  255,100   Schering-Plough Corp.                                      4,854,553
  102,400   Wyeth                                                      4,547,584
                                                                    ------------
                                                                      49,274,584
                                                                    ------------
            Property - Casualty Insurers (3.4%)
      800   Berkshire Hathaway Inc. (Class B)*                         2,434,400
  107,780   Chubb Corp. (The)                                          5,378,222
   59,225   St. Paul Travelers Companies, Inc. (The)                   2,640,250
                                                                    ------------
                                                                      10,452,872
                                                                    ------------
            Publishing: Newspapers (0.4%)
   21,800   Gannett Co., Inc.                                          1,219,274
                                                                    ------------
            Pulp & Paper (3.9%)
  368,942   International Paper Co.                                   11,916,827
                                                                    ------------
            Regional Banks (0.4%)
   41,000   U.S. Bancorp                                               1,266,080
                                                                    ------------
            Semiconductors (1.1%)
  182,000   Intel Corp.                                                3,448,900
                                                                    ------------
            Specialty Insurance (0.4%)
   14,100   Ambac Financial Group, Inc.                                1,143,510
                                                                    ------------
            Telecommunication Equipment (0.4%)
   28,500   Nokia Corp. (ADR) (Finland)                                  577,410
   20,200   Telefonaktiebolaget LM Ericsson (ADR)
            (Sweden)                                                     667,408
                                                                    ------------
                                                                       1,244,818
                                                                    ------------
            Tobacco (1.7%)
   71,200   Altria Group, Inc.                                         5,228,216
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $264,699,269)                                   296,304,387
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (3.1%)
            REPURCHASE AGREEMENT
   $9,592   Joint repurchase agreement account
            5.215% due 07/03/06 (dated 6/30/06;
            proceeds $9,596,169) (a)
            (Cost $9,592,000)                                          9,592,000
                                                                    ------------

            TOTAL INVESTMENTS
               (Cost $274,291,269) (b)                       99.6%   305,896,387
            OTHER ASSETS IN EXCESS OF LIABILITIES             0.4      1,108,498
                                                            -----   ------------
            NET ASSETS                                      100.0%  $307,004,885
                                                            =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $42,120,270 and the aggregate gross unrealized depreciation is $10,515,152 resulting in net unrealized appreciation of $31,605,118.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006


                                        3